Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity New York Municipal Trust
Entity Central Index Key	0000718581
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Fidelity Advisor New York Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class A
Trading Symbol	FNMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 76	0.76%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Exposure to bonds backed by Catholic Health (Buffalo) contributed as well, given the securities' outperformance as the health system stabilized.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, also boosted the relative result.
•In contrast, pricing factors detracted from relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,868 $9,785 $10,073 $10,300 $11,176 $11,490 $11,305 $10,768 $11,139 $11,326 Bloomberg New York 4+ Year Enhanced Municipal Bond Index $10,000 $10,326 $10,285 $10,664 $11,005 $12,008 $12,449 $12,221 $11,765 $12,168 $12,383 Bloomberg Municipal Bond Index $10,000 $10,271 $10,242 $10,603 $10,950 $11,896 $12,374 $12,140 $11,746 $12,087 $12,338 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) -2.38% -0.55% 1.25% Class A (without 4.00% sales charge) 1.69% 0.27% 1.67% Bloomberg New York 4+ Year Enhanced Municipal Bond Index 1.76% 0.62% 2.16% Bloomberg Municipal Bond Index 2.08% 0.73% 2.12% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,214,968,187
Holdings Count | shares	379
Advisory Fees Paid, Amount	$ 5,212,875
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,214,968,187
Number of Holdings	379
Total Advisory Fee	$5,212,875
Portfolio Turnover	13%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 24.9 Special Tax 22.8 General Obligations 12.8 Education 12.5 Health Care 10.4 Housing 6.5 Others(Individually Less Than 5%) 10.1 100.0 AAA 0.9 AA 55.0 A 22.8 BBB 14.7 BB 0.8 B 1.5 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.9 AA - 55.0 A - 22.8 BBB - 14.7 BB - 0.8 B - 1.5 Not Rated - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New York Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class C
Trading Symbol	FNYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 146	1.45%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Exposure to bonds backed by Catholic Health (Buffalo) contributed as well, given the securities' outperformance as the health system stabilized.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, also boosted the relative result.
•In contrast, pricing factors detracted from relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Class C $10,000 $10,204 $10,042 $10,261 $10,414 $11,218 $11,450 $11,184 $10,578 $10,942 $11,127 Bloomberg New York 4+ Year Enhanced Municipal Bond Index $10,000 $10,326 $10,285 $10,664 $11,005 $12,008 $12,449 $12,221 $11,765 $12,168 $12,383 Bloomberg Municipal Bond Index $10,000 $10,271 $10,242 $10,603 $10,950 $11,896 $12,374 $12,140 $11,746 $12,087 $12,338 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) -0.01% -0.44% 1.07% Class C 0.98% -0.44% 1.07% Bloomberg New York 4+ Year Enhanced Municipal Bond Index 1.76% 0.62% 2.16% Bloomberg Municipal Bond Index 2.08% 0.73% 2.12% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,214,968,187
Holdings Count | shares	379
Advisory Fees Paid, Amount	$ 5,212,875
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,214,968,187
Number of Holdings	379
Total Advisory Fee	$5,212,875
Portfolio Turnover	13%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 24.9 Special Tax 22.8 General Obligations 12.8 Education 12.5 Health Care 10.4 Housing 6.5 Others(Individually Less Than 5%) 10.1 100.0 AAA 0.9 AA 55.0 A 22.8 BBB 14.7 BB 0.8 B 1.5 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.9 AA - 55.0 A - 22.8 BBB - 14.7 BB - 0.8 B - 1.5 Not Rated - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity New York Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity® New York Municipal Income Fund
Trading Symbol	FTFMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® New York Municipal Income Fund	$ 45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Exposure to bonds backed by Catholic Health (Buffalo) contributed as well, given the securities' outperformance as the health system stabilized.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, also boosted the relative result.
•In contrast, pricing factors detracted from relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Fidelity® New York Municipal Income Fund $10,000 $10,313 $10,260 $10,605 $10,871 $11,843 $12,206 $12,057 $11,521 $11,955 $12,194 Bloomberg New York 4+ Year Enhanced Municipal Bond Index $10,000 $10,326 $10,285 $10,664 $11,005 $12,008 $12,449 $12,221 $11,765 $12,168 $12,383 Bloomberg Municipal Bond Index $10,000 $10,271 $10,242 $10,603 $10,950 $11,896 $12,374 $12,140 $11,746 $12,087 $12,338 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® New York Municipal Income Fund 2.00% 0.59% 2.00% Bloomberg New York 4+ Year Enhanced Municipal Bond Index 1.76% 0.62% 2.16% Bloomberg Municipal Bond Index 2.08% 0.73% 2.12% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,214,968,187
Holdings Count | shares	379
Advisory Fees Paid, Amount	$ 5,212,875
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,214,968,187
Number of Holdings	379
Total Advisory Fee	$5,212,875
Portfolio Turnover	13%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 24.9 Special Tax 22.8 General Obligations 12.8 Education 12.5 Health Care 10.4 Housing 6.5 Others(Individually Less Than 5%) 10.1 100.0 AAA 0.9 AA 55.0 A 22.8 BBB 14.7 BB 0.8 B 1.5 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.9 AA - 55.0 A - 22.8 BBB - 14.7 BB - 0.8 B - 1.5 Not Rated - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New York Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class I
Trading Symbol	FEMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 53	0.53%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Exposure to bonds backed by Catholic Health (Buffalo) contributed as well, given the securities' outperformance as the health system stabilized.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, also boosted the relative result.
•In contrast, pricing factors detracted from relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000. Class I $10,000 $10,306 $10,244 $10,573 $10,838 $11,790 $12,152 $11,985 $11,442 $11,864 $12,091 Bloomberg New York 4+ Year Enhanced Municipal Bond Index $10,000 $10,326 $10,285 $10,664 $11,005 $12,008 $12,449 $12,221 $11,765 $12,168 $12,383 Bloomberg Municipal Bond Index $10,000 $10,271 $10,242 $10,603 $10,950 $11,896 $12,374 $12,140 $11,746 $12,087 $12,338 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 1.92% 0.51% 1.92% Bloomberg New York 4+ Year Enhanced Municipal Bond Index 1.76% 0.62% 2.16% Bloomberg Municipal Bond Index 2.08% 0.73% 2.12% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,214,968,187
Holdings Count | shares	379
Advisory Fees Paid, Amount	$ 5,212,875
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,214,968,187
Number of Holdings	379
Total Advisory Fee	$5,212,875
Portfolio Turnover	13%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 24.9 Special Tax 22.8 General Obligations 12.8 Education 12.5 Health Care 10.4 Housing 6.5 Others(Individually Less Than 5%) 10.1 100.0 AAA 0.9 AA 55.0 A 22.8 BBB 14.7 BB 0.8 B 1.5 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.9 AA - 55.0 A - 22.8 BBB - 14.7 BB - 0.8 B - 1.5 Not Rated - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New York Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class Z
Trading Symbol	FIJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 42	0.42%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Exposure to bonds backed by Catholic Health (Buffalo) contributed as well, given the securities' outperformance as the health system stabilized.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, also boosted the relative result.
•In contrast, pricing factors detracted from relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through January 31, 2025. Initial investment of $10,000. Class Z $10,000 $10,260 $11,172 $11,527 $11,381 $10,877 $11,291 $11,520 Bloomberg New York 4+ Year Enhanced Municipal Bond Index $10,000 $10,263 $11,200 $11,610 $11,398 $10,972 $11,349 $11,549 Bloomberg Municipal Bond Index $10,000 $10,244 $11,130 $11,577 $11,358 $10,989 $11,308 $11,543 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 2.03% 0.62% 2.26% Bloomberg New York 4+ Year Enhanced Municipal Bond Index 1.76% 0.62% 2.30% Bloomberg Municipal Bond Index 2.08% 0.73% 2.29% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,214,968,187
Holdings Count | shares	379
Advisory Fees Paid, Amount	$ 5,212,875
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,214,968,187
Number of Holdings	379
Total Advisory Fee	$5,212,875
Portfolio Turnover	13%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 24.9 Special Tax 22.8 General Obligations 12.8 Education 12.5 Health Care 10.4 Housing 6.5 Others(Individually Less Than 5%) 10.1 100.0 AAA 0.9 AA 55.0 A 22.8 BBB 14.7 BB 0.8 B 1.5 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.9 AA - 55.0 A - 22.8 BBB - 14.7 BB - 0.8 B - 1.5 Not Rated - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor New York Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® New York Municipal Income Fund
Class Name	Fidelity Advisor® New York Municipal Income Fund Class M
Trading Symbol	FNYPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® New York Municipal Income Fund for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 72	0.71%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. tax-exempt municipal bonds produced a modest gain for the 12 months ending January 31, 2025, rallying in summer 2024, as the muni market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, but falling back in subsequent months, when municipal bond supply swelled and the Fed tempered rate-cut expectations for 2025.
•Against this backdrop, the fund's credit-quality positioning was a key contributor to performance versus the Bloomberg New York 4+ Year Enhanced Municipal Bond Index. This included an overweight in lower-quality investment-grade municipal securities, which outperformed as credit spreads narrowed.
•Exposure to bonds backed by Catholic Health (Buffalo) contributed as well, given the securities' outperformance as the health system stabilized.
•The fund's "carry" advantage, meaning its proportionately larger stake in higher-yielding bonds, also boosted the relative result.
•In contrast, pricing factors detracted from relative performance, as well. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research's fair-value processes. Securities within the index, however, are priced by the index provider. These two approaches employ somewhat different methodologies in setting the prices of municipal securities, most of which trade infrequently.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE January 31, 2015 through January 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,874 $9,796 $10,091 $10,322 $11,212 $11,523 $11,351 $10,810 $11,188 $11,381 Bloomberg New York 4+ Year Enhanced Municipal Bond Index $10,000 $10,326 $10,285 $10,664 $11,005 $12,008 $12,449 $12,221 $11,765 $12,168 $12,383 Bloomberg Municipal Bond Index $10,000 $10,271 $10,242 $10,603 $10,950 $11,896 $12,374 $12,140 $11,746 $12,087 $12,338 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) -2.34% -0.52% 1.30% Class M (without 4.00% sales charge) 1.73% 0.30% 1.72% Bloomberg New York 4+ Year Enhanced Municipal Bond Index 1.76% 0.62% 2.16% Bloomberg Municipal Bond Index 2.08% 0.73% 2.12% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 1,214,968,187
Holdings Count | shares	379
Advisory Fees Paid, Amount	$ 5,212,875
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)
KEY FACTS
Fund Size	$1,214,968,187
Number of Holdings	379
Total Advisory Fee	$5,212,875
Portfolio Turnover	13%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) Transportation 24.9 Special Tax 22.8 General Obligations 12.8 Education 12.5 Health Care 10.4 Housing 6.5 Others(Individually Less Than 5%) 10.1 100.0 AAA 0.9 AA 55.0 A 22.8 BBB 14.7 BB 0.8 B 1.5 Not Rated 1.8 Short-Term Investments and Net Other Assets (Liabilities) 2.5 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.9 AA - 55.0 A - 22.8 BBB - 14.7 BB - 0.8 B - 1.5 Not Rated - 1.8 Short-Term Investments and Net Other Assets (Liabilities) - 2.5 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Material Fund Change Expenses [Text Block]	The fund's transfer agent and pricing & bookkeeping fees were changed to a fixed rate effective December 1, 2023. Effective March 1, 2024, the fund's management contract was amended to incorporate administrative services previously covered under separate services agreements (transfer agent and pricing & bookkeeping). The amended contract incorporates a management fee rate that may vary by class. The Adviser or an affiliate pays certain expenses of managing and operating the fund out of each class's management fee.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since February 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec